Leases - Maturities of the Companys lease liabilities (Details) - Humacyte, Inc. - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating leases
2021		$ 105
2022		105
2023		105
2024		106
2025		106
Thereafter		678
Total, Operating leases		1,205
Less: present value discount, Operating leases		436
Lease liabilities, Operating leases	$ 700	769	$ 900
Finance leases
2021		3,773
2022		3,868
2023		3,965
2024		4,065
2025		4,167
Thereafter		16,937
Total, Finance leases		36,775
Less: present value discount, Finance leases		11,956
Lease liabilities, Finance leases	$ 24,000	$ 24,819	$ 26,300